Income Taxes - Schedule of Components of Net Income Loss Before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (3,528)	$ (3,061)
Foreign	0	3
Total	$ (3,528)	$ (3,058)